INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 916	$ 786	$ 520
2018	914
2019	857
2020	823
2021	796
2022	669
2023 and thereafter	244
Intangible assets, net	$ 4,303	$ 4,933